Investments - Schedule of Changes in Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Investments [Line Items]
Opening balance	R$ 1,324	R$ 1,335	R$ 2,734
Share of profit of a joint venture	(7)	(58)
Effect from conversion	(4)	201
Ending balance	1,324	1,335	2,734
Cresca [Member]
Schedule of Changes in Investments [Line Items]
Opening balance	68	79	1,478
Share of profit of a joint venture	(7)	(1,424)
Effect from conversion	(4)	25
Ending balance	68	79	1,478
Agrofy [Member]
Schedule of Changes in Investments [Line Items]
Opening balance	1,256	1,256	1,256
Share of profit of a joint venture
Effect from conversion
Ending balance	R$ 1,256	R$ 1,256	R$ 1,256